Fair Value Measurements - Additional Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of unearned income (residential)	$ 106,541,000,000	$ 104,260,000,000
Discontinued operations | Education Lending
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of unearned income (residential)	205,000,000	257,000,000
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of unearned income (residential)	105,103,000,000	102,841,000,000
Carrying Amount | Discontinued operations | Education Lending
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of unearned income (residential)	205,000,000	257,000,000
Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of unearned income (residential)	101,946,000,000	99,105,000,000
Estimate of Fair Value Measurement | Discontinued operations | Education Lending
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of unearned income (residential)	155,000,000	192,000,000
Fair Value, Nonrecurring | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value on non recurring basis	$ 0	$ 0